GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 11:-	GOODWILL AND INTANGIBLE ASSETS, NET

	Development costs	Contracts and others	Customer relations	Information Technology	Total other intangible assets	Goodwill (1)

As of January 1, 2024, net of accumulated amortization	9,878	-	10,056	323	20,257	32,965
Additions during the year	2,714	-			2,714	-
Amortization during the year	(2,794)	-	(1,286)	(104)	(4,184)	-
Impairment, see Note 24g	(2,553)	-	-	(212)	(2,765)	(13,450)
Currency translation differences	(242)	-	(74)	(7)	(323)	(384)

As of December 31, 2024, net of accumulated amortization	7,003	-	8,696	-	15,699	19,131

As of December 31, 2024:

Cost	45,950	7,309	15,964	606	69,829	19,131
Accumulated amortization	(38,947)	(7,309)	(7,268)	(606)	(54,130)	-

Net carrying amount	7,003	-	8,696	-	15,699	19,131

	Development costs	Contracts and others	Customer relations	Information Technology	Total other intangible assets	Goodwill (1)

As of January 1, 2023, net of accumulated amortization	8,274	-	11,737	414	20,425	33,745
Additions during the year	4,203	-	-	-	4,203	-
Amortization during the year	(2,770)	-	(1,309)	(104)	(4,183)	-
Currency translation differences	171	-	(372)	13	(188)	(780)

As of December 31, 2023, net of accumulated amortization	9,878	-	10,056	323	20,257	32,965

As of December 31, 2023:

Cost	44,131	7,766	16,215	644	68,756	32,965
Accumulated amortization	(34,253)	(7,766)	(6,159)	(321)	(48,499)	-

Net carrying amount	9,878	-	10,056	323	20,257	32,965

(1)
The recoverable amount of the cash generating units to which the goodwill mainly relates has been determined based on a calculation using cash flow projections from financial budgets approved by senior management covering a five-year period.

The carrying amount of the goodwill has been allocated to the following cash generating units:

	December 31,
	2024	2023

Israel - Telemedicine	3,109	3,126
Israel – Mediton	16,022	16,111
Germany	-	13,728

	19,131	32,965

The recoverable amount of each of the cash generating units has been determined based on calculation using cash flow projections from financial budgets and forecasts approved by senior management covering a five-year period. The key assumptions used in the calculations are the (i) discount rate (ii) growth rate of revenues in the 5 year forecast period subsequent to end of the reporting period, and (iii) growth rates used to extrapolate cash flows beyond the forecast period.

The pre-tax discount rate applied to cash flow projections are as follows:

	December 31,
	2024	2023

Israel - Telemedicine	19.3%	20.7%
Israel – Mediton	17.6%	19.4%
Germany	15.4%	20.5%

The average growth rate of revenues in the 5 year forecast period subsequent to the end of the reporting period, are as follows:

	December 31,
	2024	2023

Israel - Telemedicine	3%	3.2%
Israel – Mediton	3.6%	4.9%
Germany	2%	11.3%

The cash flows beyond the 5-year period are extrapolated using the following growth rates:

	December 31,
	2024	2023

Israel - Telemedicine	3.2%	3.2%
Israel – Mediton	3.2%	3.2%
Germany	3%	3%

In 2024 the Group recognized in profit or loss an impairment loss of $13,450 in respect of goodwill allocated to the cash generating unit of Germany. This impairment loss related to lower than expected business performance in the German market, combined with an ongoing need to continue investing in adjusting the IT service platform.

The recoverable amounts of each of the other two cash generating units exceeds their carrying amounts.

As of December 31, 2024, management of the Group believes that no reasonably possible changes in any of the above key assumptions would cause the carrying amount of the CGUs Telemedicine and Mediton materially exceed their recoverable amounts.

In 2024 the Group recognized in profit and loss an impairment loss of $2,553 in respect of capitalized development costs. This impairment loss related mainly to service applications, developed in the past, which are not in use any more or are not advanced or efficient enough to be used in a profitable way.